UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21047
DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Shares
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.0%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	15,000	14,850
R.H. Donnelley,
Gtd. Notes	10.88	12/15/12	8,000	8,740
				23,590
Aerospace & Defense--1.8%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	10,000 a	10,000
Argo-Tech,
Sr. Notes	9.25	6/1/11	20,000	21,750
B/E Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	21,000	21,788
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	9,000	8,955
L-3 Communications,
Bonds	3.00	8/1/35	10,000 b	10,425
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	15,000	14,606
L-3 Communications,
Gtd. Notes	7.63	6/15/12	45,000	46,631
				134,155
Agricultural--.2%
Alliance One International,
Gtd. Notes	11.00	5/15/12	15,000	16,275
Automobile Manufacturers--1.0%
Ford Motor,
Bonds	6.50	8/1/18	15,000 a	12,000
Ford Motor,
Notes	7.45	7/16/31	75,000 a	61,219
				73,219
Automotive, Trucks & Parts--1.2%
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	30,000	32,475
Tenneco Automotive,
Gtd. Note	8.63	11/15/14	25,000 a	26,062
United Components,
Sr. Sub. Notes	9.38	6/15/13	29,000	30,160
				88,697
Banks--1.7%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	105,000	105,788
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	9.38	6/1/11	20,000	22,454
				128,242
Building & Construction--2.1%
Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	20,000	19,350
D.R. Horton,
Gtd. Notes	8.50	4/15/12	41,000	42,882
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	9,000	9,090
Goodman Global Holdings,

Sr. Notes, Ser. B	8.33	6/15/12	25,000 c	25,375
Nortek,
Sr. Sub. Notes	8.50	9/1/14	23,000	22,942
Standard-Pacific,
Sr. Notes	6.50	8/15/10	35,000	34,650
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	5,000	5,136
				159,425
Casinos & Gaming--1.0%
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	75,000 b	74,906
Chemicals--3.4%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	25,000	24,375
CPG International I,
Sr. Unscd. Notes	10.50	7/1/13	15,000	15,713
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	20,000	21,300
Huntsman International,
Gtd. Notes	9.88	3/1/09	6,000	6,180
Huntsman,
Gtd. Notes	11.63	10/15/10	15,000	16,425
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	45,000 b	43,312
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	25,000	26,125
Nalco,
Sr. Sub. Notes	8.88	11/15/13	39,000 a	41,584
Rhodia,
Sr. Notes	10.25	6/1/10	33,000	37,785
Rockwood Specialties Group,
Sr. Sub. Notes	10.63	5/15/11	13,000	13,894
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	10,000	9,850
				256,543
Commercial & Professional Services--2.0%
Aramark,
Sr. Notes	8.50	2/1/15	20,000 b	20,575
Aramark,
Sr. Notes	8.86	2/1/15	10,000 b,c	10,250
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	13,000	13,796
Education Management/Finance,
Gtd. Notes	8.75	6/1/14	20,000	21,100
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	30,000	32,400
Hertz,
Gtd. Notes	8.88	1/1/14	20,000	21,350
Hertz,
Gtd. Notes	10.50	1/1/16	10,000	11,300
Service Corp. International,
Sr. Notes	7.00	6/15/17	10,000	9,950
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	10,000	10,450
				151,171
Communications--.3%
Cricket Communications I,
Sr. Notes	9.38	11/1/14	20,000 b	21,100
Consumer Products--1.3%

Chattem,
Sr. Sub. Notes		7.00	3/1/14	35,000	34,737
Church & Dwight,
Gtd. Notes		6.00	12/15/12	35,000	34,213
Playtex Products,
Gtd. Notes		9.38	6/1/11	30,000	31,275
					100,225
Diversified Financial Services--5.9%
BCP Crystal U.S. Holdings,
Sr. Sub. Notes		9.63	6/15/14	32,000	35,520
CCM Merger,
Notes		8.00	8/1/13	20,000 a,b	19,975
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes		9.75	4/1/12	10,000	10,675
E*TRADE FINANCIAL,
Sr. Notes		8.00	6/15/11	10,000	10,488
FCE Bank,
Notes	EUR	4.72	9/30/09	60,000 c,d	77,488
FINOVA Group,
Notes		7.50	11/15/09	19,000	5,795
Ford Motor Credit,
Notes		5.63	10/1/08	25,000	24,556
Ford Motor Credit,
Notes		6.19	9/28/07	20,000 c	20,008
General Motors Acceptance
International Finance, Gtd.
Notes	EUR	4.38	10/31/07	35,000 d	45,566
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	15,000 d	19,747
GMAC,
Notes		6.13	1/22/08	25,000 a	24,966
GMAC,
Unsub. Notes		7.75	1/19/10	55,000	57,165
Idearc,
Sr. Notes		8.00	11/15/16	35,000 b	35,744
K & F Acquisition,
Gtd. Notes		7.75	11/15/14	10,000	10,325
Leucadia National,
Sr. Notes		7.00	8/15/13	20,000	20,150
Stena,
Sr. Notes		7.50	11/1/13	13,000	13,227
UCI Holdco,
Sr. Notes		12.37	12/15/13	15,000 b,c	14,775
					446,170
Diversified Metals & Mining--2.0%
Consol Energy,
Gtd. Notes		7.88	3/1/12	42,000	43,995
CSN Islands IX,
Gtd. Notes		10.50	1/15/15	23,000 b,c	27,451
Freeport-McMoRan Copper & Gold,
Sr. Notes		6.88	2/1/14	25,000 a	25,812
Gibraltar Industries,
Gtd. Notes, Ser. B		8.00	12/1/15	15,000 c	14,850
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	35,000	35,350
					147,458
Electric Utilities--8.3%
AES,

Sr. Notes	8.88	2/15/11	130,000	139,750
AES,
Sr. Notes	9.38	9/15/10	35,000	37,975
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	90,000 b,c	98,550
CMS Energy,
Sr. Notes	9.88	10/15/07	37,000	38,110
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	25,000 a	26,063
Mirant North America,
Gtd. Notes	7.38	12/31/13	70,000	71,750
MSW Energy Holdings II/Finance II,
Gtd. Notes, Ser. B	7.38	9/1/10	10,000	10,425
MSW Energy Holdings/Finance,
Scd. Notes	8.50	9/1/10	20,000	21,150
Nevada Power,
Mortgage Notes	6.50	4/15/12	7,000	7,239
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	18,000	19,761
NRG Energy,
Gtd. Notes	7.25	2/1/14	20,000	20,100
Reliant Energy,
Scd. Notes	9.25	7/15/10	24,000	25,320
Reliant Energy,
Scd. Notes	9.50	7/15/13	40,000	43,100
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	54,000	58,496
TECO Energy,
Sr. Notes	6.75	5/1/15	10,000	10,438
				628,227
Environmental Control--2.0%
Allied Waste North America,
Scd. Notes	6.50	11/15/10	75,000	75,469
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	45,000	47,869
Geo Sub,
Sr. Notes	11.00	5/15/12	14,000	13,545
WCA Waste,
Gtd. Notes	9.25	6/15/14	10,000	10,450
				147,333
Food & Beverages--2.5%
Dean Foods,
Gtd. Notes	7.00	6/1/16	35,000	35,525
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	28,000	29,680
Dole Food,
Sr. Notes	8.63	5/1/09	9,000	9,045
Dole Food,
Debs.	8.75	7/15/13	9,000 a	8,910
Dole Food,
Sr. Notes	8.88	3/15/11	6,000 a	6,000
Smithfield Foods,
Sr. Notes	7.00	8/1/11	25,000	25,094
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	55,000	56,100
Stater Brothers Holdings,
Sr. Notes	8.89	6/15/10	20,000 c	20,350
				190,704
Health Care--3.5%

DaVita,
Gtd. Notes		7.25	3/15/15	25,000	25,437
Fresenius Finance,
Gtd. Notes	EUR	5.00	1/31/13	5,000 b,d	6,575
HCA,
Sr. Unscd. Notes		6.95	5/1/12	25,000	23,781
HCA,
Sr. Unscd. Notes		8.75	9/1/10	25,000	26,125
HCA,
Scd. Notes		9.13	11/15/14	5,000 a,b	5,331
HCA,
Scd. Notes		9.25	11/15/16	15,000 b	15,975
Psychiatric Solutions,
Gtd. Notes		7.75	7/15/15	10,000	10,025
Tenet Healthcare,
Sr. Notes		9.88	7/1/14	106,000	107,987
Triad Hospitals,
Sr. Sub. Notes		7.00	11/15/13	41,000	42,128
					263,364
Lodging & Entertainment--8.6%
AMC Entertainment,
Sr. Sub. Notes		9.88	2/1/12	10,000 a	10,562
Cinemark,
Sr. Discount Notes		9.75	3/15/14	65,000 e	57,687
Gaylord Entertainment,
Gtd. Notes		6.75	11/15/14	20,000	19,525
Isle of Capri Casinos,
Sr. Sub. Notes		7.00	3/1/14	15,000	14,888
Isle of Capri Casinos,
Gtd. Notes		9.00	3/15/12	15,000	15,750
Leslie's Poolmart,
Sr. Notes		7.75	2/1/13	15,000	15,075
Mandalay Resort Group,
Sr. Notes		6.50	7/31/09	24,000	24,330
Mandalay Resort Group,
Sr. Sub. Notes, Ser. B		10.25	8/1/07	50,000	51,188
Marquee Holdings,
Sr. Discount Notes		12.00	8/15/14	10,000 e	8,550
MGM Mirage,
Gtd. Notes		8.38	2/1/11	10,000	10,562
MGM Mirage,
Gtd. Notes		8.50	9/15/10	15,000	16,163
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	55,000	54,656
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes		6.38	7/15/09	25,000	25,156
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes		8.00	4/1/12	15,000	15,656
Park Place Entertainment,
Sr. Sub. Notes		7.88	3/15/10	15,000	15,825
Penn National Gaming,
Sr. Sub. Notes		6.75	3/1/15	10,000	9,688
Penn National Gaming,
Sr. Sub. Notes		6.88	12/1/11	25,000	25,125
Pokagon Gaming Authority,
Sr. Notes		10.38	6/15/14	55,000 b	60,638
Resorts International Hotel &
Casino, Gtd. Notes		11.50	3/15/09	10,000	10,375
Royal Caribbean Cruises,

Sr. Notes	8.75	2/2/11	35,000	38,353
Scientific Games,
Gtd. Notes	6.25	12/15/12	45,000	44,325
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	15,000	15,112
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	65,000	65,406
Wynn Las Vegas/Capital,
First Mortgage Notes	6.63	12/1/14	25,000 a	24,875
				649,470
Machinery--2.5%
Case New Holland,
Gtd. Notes	9.25	8/1/11	45,000	47,925
Case,
Notes	7.25	1/15/16	10,000	10,288
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	10,000 a	10,650
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	60,000 b	55,800
Terex,
Gtd. Notes	7.38	1/15/14	60,000	61,500
				186,163
Manufacturing--.6%
Polypore International,
Sr. Discount Notes	10.50	10/1/12	31,000 a,e	26,815
RBS Global/Rexnord,
Sr. Sub. Notes	11.75	8/1/16	20,000 a,b	21,250
				48,065
Media--6.0%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	26,000 f	26,780
CCH I Holdings,
Gtd. Notes	9.92	4/1/14	40,000 a	36,300
CSC Holdings,
Sr. Notes	6.75	4/15/12	79,000 b	78,605
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	3,000	3,157
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	50,000 a	55,125
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	75,000	81,938
Entercom Radio/Capital,
Gtd. Notes	7.63	3/1/14	10,000	10,075
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	75,000	84,094
LBI Media,
Sr. Discount Notes	11.00	10/15/13	19,000 e	16,459
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	36,000 e	33,300
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	25,000	26,062
				451,895
Oil & Gas--7.8%
ANR Pipeline,
Notes	8.88	3/15/10	30,000	31,563
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	10,000	10,438
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	55,000 a	58,438

El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	30,000	31,200
El Paso,
Sr. Notes	7.63	9/1/08	68,000	69,870
El Paso,
Sr. Notes	7.75	6/15/10	70,000	73,675
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	13,000	13,618
Hanover Compressor,
Sr. Notes	9.00	6/1/14	21,000	22,470
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	22,000 a,c	22,990
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	16,000 b	16,340
Northwest Pipeline,
Sr. Unscd. Notes	7.00	6/15/16	75,000	78,563
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	25,000	26,316
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	35,000	34,912
Williams Cos.,
Notes	7.13	9/1/11	10,000	10,425
Williams Cos.,
Notes	7.37	10/1/10	25,000 a,b,c	25,750
Williams Cos.,
Sr. Notes	7.63	7/15/19	25,000	26,812
Williams Cos.,
Notes	7.88	9/1/21	30,000	32,400
				585,780
Packaging & Containers--6.0%
Ball,
Gtd. Notes	6.88	12/15/12	35,000	35,787
Berry Plastics Holding,
Scd. Notes	8.88	9/15/14	10,000 b	10,375
Berry Plastics Holding,
Scd. Notes	9.27	9/15/14	5,000 a,b,c	5,163
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	115,000	118,450
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	65,000	67,600
Norampac,
Sr. Notes	6.75	6/1/13	25,000	24,375
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	8,000	7,920
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	15,000	15,525
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	5,000	5,238
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	2,000	2,125
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	14,000	14,385
Owens-Illinois,
Debs.	7.80	5/15/18	60,000 a	61,350
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	40,000 b	42,000
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	15,000 a	13,200
Stone Container,

Sr. Notes	9.75	2/1/11	29,000	30,087
				453,580
Paper & Forest Products--2.0%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	57,000	59,565
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	40,000 b	40,000
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	15,000	15,150
Georgia-Pacific,
Notes	8.13	5/15/11	35,000	36,925
				151,640
Property & Casualty Insurance--.7%
Allmerica Financial,
Debs.	7.63	10/15/25	50,000 a	53,230
Real Estate Investment Trusts--1.1%
B.F. Saul REIT,
Scd. Notes	7.50	3/1/14	35,000	35,875
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	45,000	45,675
				81,550
Retail--1.2%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	15,000	14,925
Jean Coutu Group PJC,
Sr. Notes	7.63	8/1/12	30,000	31,650
Neiman-Marcus Group,
Gtd. Notes	9.00	10/15/15	10,000	11,000
Rite Aid,
Scd. Notes	8.13	5/1/10	15,000	15,412
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	15,000	14,250
				87,237
State/Territory Gen Oblg--1.6%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	15,000	15,077
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	45,000	46,327
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	60,000	59,192
				120,596
Structured Index--3.5%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T2	6.75	6/29/10	264,116 b,g	267,088
Technology--1.8%
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	50,000	49,764
Freescale Semiconductor,
Sr. Notes	8.88	12/15/14	65,000 b	65,000
Freescale Semiconductor,
Sr. Sub. Notes	10.13	12/15/16	15,000 a,b	15,000
Sungard Data Systems,
Gtd. Notes	9.97	8/15/13	5,000 a,c	5,238
				135,002
Telecommunications--9.7%
American Tower,

Sr. Notes		7.13	10/15/12	24,000 a	24,930
American Towers,
Gtd. Notes		7.25	12/1/11	37,000	38,434
Intelsat Bermuda,
Sr. Notes		11.25	6/15/16	45,000 b	51,075
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	30,000	31,200
Level 3 Financing,
Sr. Notes		9.25	11/1/14	50,000 b	51,375
Metropcs Wireless,
Sr. Notes		9.25	11/1/14	10,000 b	10,450
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	50,000 b,d	71,915
PanAmSat,
Gtd. Notes		9.00	6/15/16	5,000 b	5,469
Pegasus Satellite Communications,
Sr. Notes		12.38	8/1/08	39,714 f	3,624
Qwest Communications
International, Gtd. Notes,
Ser. B		7.50	2/15/14	80,000	83,000
Qwest,
Bank Note, Ser. B		6.95	6/30/10	2,000 c	2,050
Qwest,
Sr. Notes		7.88	9/1/11	35,000	37,362
Qwest,
Sr. Notes		8.64	6/15/13	30,000 c	32,850
Rogers Wireless,
Scd. Notes		7.25	12/15/12	50,000	52,875
UbiquiTel Operating,
Gtd. Notes		9.88	3/1/11	24,000	25,804
US Unwired,
Gtd. Notes, Ser. B		10.00	6/15/12	37,000 a	40,453
Wind Acquisition Finance,
Gtd. Bonds		10.75	12/1/15	10,000 b	11,575
Windstream,
Gtd. Notes		8.13	8/1/13	110,000	118,937
Windstream,
Gtd. Notes		8.63	8/1/16	40,000	43,850
					737,228
Textiles & Apparel--1.4%
Invista,
Notes		9.25	5/1/12	65,000 b	69,875
Levi Strauss & Co.,
Sr. Notes		12.25	12/15/12	31,000	34,449
					104,324
Transportation--1.0%
CHC Helicopter,
Sr. Sub. Notes		7.38	5/1/14	23,000	22,511
Greenbrier Cos.,
Gtd. Notes		8.38	5/15/15	25,000	25,063
Gulfmark Offshore,
Gtd. Notes		7.75	7/15/14	29,000 c	29,435
					77,009
Total Bonds and Notes
(cost $7,067,045)					7,240,661

Preferred Stocks--.7%				Shares	Value ($)

Media
ION Media Networks,

	$975	7 b	29,242
Spanish Broadcasting System,
	Ser. B, Cum. $107.51	24	26,306
Total Preferred Stocks
	(cost $58,202)		55,548

Common Stocks--.6%

Building And Construction--.5%
Owens Corning		1,080 h	30,931
Chemicals--.0%
Huntsman		117 h	2,446
Oil & Gas--.1%
Williams Cos.		413	11,147
Total Common Stocks
	(cost $42,685)		44,524

Investment of Cash Collateral for
Securities Loaned--9.8%

Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $742,260)	742,260 [i]	742,260

Total Investments (cost $7,910,192)		107.1%	8,082,993
Liabilities, Less Cash and Receivables		(7.1%)	(538,566)
Net Assets		100.0%	7,544,427

a	All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's
	securities on loan is $704,123 and the total market value of the collateral held by the fund is $742,260.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these
	securities amounted to $1,408,929 or 18.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Non-income producing--security in default.
g	Security linked to a portfolio of debt securities.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mortgage Shares
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.6%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards--1.4%
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	59,000	62,298
Asset-Backed Ctfs./Home Equity Loans--1.8%
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	81,109 a	80,557
Residential Mortgage Pass-Through Ctfs.--3.0%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	131,980 a	132,352
U.S. Government Agencies/Mortgage-Backed--90.4%
Federal National Mortgage Association
6.00%, 5/1/36			530,466	532,580
6.50%, 7/1/32			158,913	162,562
Government National Mortgage Association I
5.00%, 7/15/33			1,137,831	1,100,237
5.50%, 12/15/32 - 9/15/35			1,337,439	1,324,997
6.00%, 12/15/33 - 11/15/36			203,677	205,763
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			100,000	100,079
Government National Mortgage Association II
6.00%, 7/20/35 - 10/20/35			365,668	368,403
6.50%, 7/20/36			215,493	220,024
				4,014,645
U.S. Government Securities--1.0%
U.S. Treasury Notes
3.50%, 8/15/09			45,000 b	43,545
Total Bonds and Notes
(cost $4,408,465)				4,333,397

Other Investment--1.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $83,000)			83,000 [c]	83,000

Total Investments (cost $4,491,465)			99.5%	4,416,397
Cash and Receivables (Net)			.5%	23,790
Net Assets			100.0%	4,440,187

a	Variable rate security--interest rate subject to periodic change.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	3	320,250	March 2007	(5,063)
U.S. Treasury 30 Year Bonds	3	330,375	March 2007	(8,086)
Financial Futures Short
U.S. Treasury 2 Year Notes	1	(203,594)	March 2007	1,016
U.S. Treasury 5 Year Notes	10	(1,045,313)	March 2007	13,828
				1,695

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)